EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 18 — EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated in accordance with ASC 260 for the years ended December 31, 2024, 2023 and 2022.

	For the Year Ended December 31,
	2024	2023	2022
Numerator:
Net income attributable to the Company’s ordinary shareholders – basic	$12,453,369	$10,545,978	$12,568,750
Dilution impact of the convertible preferred shares	50,750	—	—
Net income attributable to the Company’s ordinary shareholders – diluted	12,504,119	10,545,978	12,568,750
Denominator:
Weighted average number of shares – basic	25,555,096	25,555,096	25,555,096
Effects of dilutive securities: convertible preferred shares	72,896	—	—
Weighted average number of shares – diluted	25,627,992	25,555,096	25,555,096
Net income per share, basic	$0.49	$0.41	$0.49
Net income per share, diluted	$0.49	$0.41	$0.49

Basic and diluted earnings per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. Shares related information for all periods retrospectively reflects the adjustments for Reverse Recapitalization (Note 3). The computation of diluted earnings per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts) on earnings per share. 8,823,529 Baird Medical Earnout Shares and 1,350,000 Earnout Shares are earnout arrangements that are subject to the contingently issuable shares guidance in ASC 260-10-45. They were excluded from the computation of earnings per share because they are included in the denominator in computing earnings per share only when the contingency has been met and there is no longer a circumstance in which those shares would not be issued in accordance with ASC260. 11,500,000 units of public warrants were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the year ended December 31, 2024.